Accounts Payable and Accrued Expenses - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued filing and accounting fees, current	$ 2.7	$ 0.5